SHARE-BASED PAYMENTS (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Selling and marketing expenses	¥ 177,993	$ 27,357	¥ 128,475	¥ 96,688
General and administrative expenses	339,690	52,209	148,093	135,603
Share-based Compensation	95,307	14,648	¥ 0	¥ 0
Share Incentive Plan 2017 [Member]
Cost of revenues	17,063	2,622
Selling and marketing expenses	9,045	1,390
General and administrative expenses	69,199	10,636
Share-based Compensation	¥ 95,307	$ 14,648